Pension Plans (Details) - Schedule of Significant Actuarial Hypotheses Assumptions - Other post-employment benefit plans [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Pension Plans (Details) - Schedule of Significant Actuarial Hypotheses Assumptions [Line Items]
Mortality chart	RV-2014	RV-2014
Termination of contract rates	50.00%	50.00%
Impairment chart	PDT 1985	PDT 1985